Earnings per Share - Anti-dilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted stock awards with performance only targets not yet achieved
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive (shares)	1,225,855	1,584,980	1,643,760
Stock options with performance only targets not yet achieved
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive (shares)	507,461	558,283	586,253
Anti-dilutive restricted stock awards, restricted stock units and performance stock unit
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive (shares)	1,453,120	0	5,162
Anti-dilutive stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive (shares)	846,049	863,063	717,612